Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Loss) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Income
Total income	$ 2,973,503	$ 2,850,335	$ 2,816,184	$ 2,800,556	$ 2,817,513	$ 2,858,551	$ 2,849,785	$ 2,909,135	$ 11,440,578	$ 11,434,984
Expenses
Income Tax Benefit	1,231,888	285,297	306,962	276,148	233,278	267,287	277,732	309,361	2,100,295	1,087,658
Net Income	$ 141,103	$ 734,242	$ 805,909	$ 759,566	$ 697,260	$ 757,765	$ 765,506	$ 827,378	2,440,820	3,047,909
Comprehensive Income									2,979,868	1,081,274
Parent Company
Income
Dividends from subsidiary									1,500,000	2,500,000
Other income									11,145	10,544
Total income									1,511,145	2,510,544
Expenses
Other expenses									393,654	360,950
Income Before Income Tax and Equity in Undistributed Income of Subsidiary									1,117,491	2,149,594
Income Tax Benefit									(144,064)	(136,020)
Income Before Equity in Undistributed Income of Subsidiary									1,261,555	2,285,614
Equity in Undistributed Income of Subsidiary									1,179,265	762,295
Net Income									2,440,820	3,047,909
Comprehensive Income									$ 2,979,868	$ 1,081,274